FAIR VALUE MEASUREMENTS (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 633,567,688	$ 563,142,094
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	633,567,688	563,142,094
Mutual Funds | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	611,552,355	541,058,088
Fulton Financial Corporation Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 22,015,333	22,084,006
Fulton Financial Corporation Common Stock | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value		$ 22,084,006